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                    [Van Kampen Investments Inc. Letterhead]

                                                                       497(j)

                                December 13, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: Van Kampen Equity Trust
         Rule 497(j) Filing (File Nos. 33-8122 and 811-4805)

Ladies and Gentlemen:

     Van Kampen Equity Trust, on behalf of each of the following four series:
Van Kampen Mid Cap Growth Fund, Van Kampen Small Cap Growth Fund, Van Kampen Utility Fund and Van Kampen Value Opportunities Fund, filed via EDGAR on November 30, 2004 an electronically signed copy of Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits filed therewith pursuant to Rule 485(b) of the General Rules and Regulations (the "1933 Act Rules") of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended.

     In accordance with the provisions of Rule 497(j) of the 1933 Act Rules, this letter serves to certify that the Prospectuses and Statements of Additional Information of Van Kampen Mid Cap Growth Fund, Van Kampen Small Cap Growth Fund and Value Opportunities Fund and the Statement of Additional Information for Van Kampen Utility Fund contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules. The final Prospectus for Van Kampen Utility Fund will be filed pursuant to 497 under separate cover.

     Should the staff have any questions regarding the foregoing, please do not hesitate to call me at (212) 762-5198.


                                    Very truly yours,

                                    /s/ Joanne Doldo
                                    --------------------
                                    Joanne Doldo
                                    Assistant Secretary